Equity (Summary of RSUs activity) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of RSUs
Unvested RSUs outstanding as of December 31, 2016 | shares	267,756
Granted | shares	278,514
Vested | shares	(130,884)
Forfeited | shares	(113,223)
Unvested RSUs outstanding as of December 31, 2017 | shares	302,163
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding as of December 31, 2016 | $ / shares	$ 72.17
Granted | $ / shares	20.18
Vested | $ / shares	75.09
Forfeited | $ / shares	51.10
Unvested RSUs outstanding as of December 31, 2017 | $ / shares	$ 30.88